Fair Value Hierarchy	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Fair Value Hierarchy
11. Fair Value Hierarchy
Recurring fair value measurements
As of June 30, 2024, the fair value of the warrant liability measured on a recurring basis was as follows:

	Level 1	Level 2	Level 3	Total
Warrant Liability	$—	$—	$454	$454
The fair value of the warrant liability as of October 9, 2022 (see Note 10) and at the dates of issuance and as of June 30, 2024 were determined via the fair value assessment method and included multiplying the related fixed percent of total equity value by the estimated number of shares upon immediate close of the transaction and multiplied the quoted market price of the Company. The observable input of quoted prices for the Company on the issuance dates and June 30, 2024 were as follows:

Date	Adit/GRIID Share Price
October 9, 2022	$9.91
December 31, 2022	$10.11
December 31, 2023	$5.38
March 31, 2024	$1.32
June 30, 2024	$1.06
As of December 31, 2023, the fair value of the warrant liability measured on a recurring basis was as follows:

	Level 1	Level 2	Level 3	Total
Warrant Liability	$—	$—	$3,838	$3,838
A summary of the changes in the Company’s warrant liability measured at fair value using significant unobservable inputs (Level 3) as of June 30, 2024 and December 31, 2023, respectively:

Warrant liability as of December 31, 2023	$3,838
Change in fair value	(3,384)

Warrant liability as of June 30, 2024	$454

For the three months ended June 30, 2024 and 2023, the Company recognized a gain of $
17
and a loss of $
(1,834
)
,
respectively, on the change in fair value of the warrant liability. For the six months ended June 30, 2024 and 2023, the Company recognized a gain of $
3,384
and a loss of $
(3,624
), respectively, on the change in fair value of the warrant
liability.

Non-recurring
fair value measurements
Cryptocurrencies
The Company records its cryptocurrency assets based upon Level 1 inputs, specifically, the exchange-quoted price of the cryptocurrency. The company does not record impairment due to the adoption of ASC
350-60
as of January 1, 2024. The Company’s cryptocurrency holdings had an outstanding carrying balance of approximately $96 as of June 30, 2024. The Company recorded
a $3 cumulative effect change to adjust the Company’s bitcoin held.
The last impairment date for the Company’s cryptocurrency holdings was December 31, 2023. As of December 31, 2023, the Company’s cryptocurrency holdings had an outstanding carrying balance of approximately $142, net of impairment losses incurred of $285 for the year ended December 31, 2023.

11. Fair Value Hierarchy
Recurring fair value measurements
As of December 31,
2023
, the fair value of the warrant liability measured on a recurring basis was as follows:

	Level 1	Level 2	Level 3	Total
Warrant Liability	$—	$—	$3,838	$3,838
The fair value of the warrant liability as of October 9, 2022 (see Note 10) and at the dates of issuance and as of December 31, 2023 were determined via the fair value assessment method and included multiplying the related fixed percent of total equity value by the estimated number of shares upon immediate close of the transaction and multiplied the quoted market price of The Company. The observable input of quoted prices for The Company on the issuance dates and December 31, 2023 were as follows:

Date	Adit/GRIID Share Price
October 9, 2022	$9.91
December 31, 2022	$10.11
December 31, 2023	$5.38
As of December 31, 2022, the fair value of the warrant liability measured on a recurring basis was as follows:

	Level 1	Level 2	Level 3	Total
Warrant Liability	$—	$—	$76,423	$76,423
A summary of the changes in the Company’s warrant liability measured at fair value using significant unobservable inputs (Level 3) as of December 31, 2023 and 2022, respectively:

Warrant liability as of December 31, 2021	$29,820
Issuance of warrants	57,133
Gain on termination of warrant	(139)
Modification of warrants	5,379
Change in fair value	(15,770)

Warrant liability as of December 31, 2022	76,423
Change in fair value	(59,662)
Issuance of warrants	15,315
Extinguishment of debt	25,081
Conversion to common stock	(65,664)
Interest recorded on warrants issued	12,345

Warrant liability as of December 31, 2023	$3,838

For the years ended December 31, 2023 and 2022, the Company recognized a gain of $59,662 and $22,948, respectively, on the change in fair value of the warrant liability and warrant derivative. The change in fair value that was associated with debt and warrant modifications was $7,178 for the years ended December 31, 2022.
Non-recurring
fair value measurements
Cryptocurrencies
The Company tests cryptocurrency assets for impairment daily based upon Level 1 inputs, specifically, the exchange-quoted price of the cryptocurrency. The last impairment date for the Company’s cryptocurrency holdings during year ended December 31, 2023 and 2022 was December 31, 2023 and 2022, respectively. The Company’s cryptocurrency holdings had an outstanding carrying balance of approximately $142 as of December 31, 2023, net of impairment losses incurred of $285 for the twelve months ended. As of December 31, 2022, the Company’s cryptocurrency holdings had an outstanding carrying balance of approximately $51, net of impairment losses incurred of $6,026 for the year ended December 31, 2022. Per the development and operation agreement, the Company held cryptocurrency of $35 as of December 31, 2023 and 2022, respectively, to be subsequently paid.

Mining and Other Related Equipment
Whenever events or changes in circumstances dictate, or, minimally, on a quarterly basis, the Company tests its miners and other related equipment for impairment. Miners and the equipment associated with the miners are considered fully impaired if they are no longer usable or no longer contributing to the Company’s hash rate. For the year-ended December 31, 2023 and 2022, the Company recorded impairment associated with its mining and other related equipment of $0 and $95. For the year ended December 31, 2022, the Company performed impairment testing of its mining and related revenue generating equipment. Due to the decline in the price of bitcoin and related miner prices by a decline of 65% year over year. The undiscounted cash flows used in the recoverability test were less than the carrying amount of the long-lived asset group, and the Company was required to determine the fair value of the long-lived asset group. The final impairment test using fair value resulted in no impairment of the asset group as the carrying amount of the long-lived asset group was less than its fair value.